WARRANTS (Details Narrative)									12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 29, 2022 USD ($) $ / shares	Oct. 27, 2022 USD ($) $ / shares shares	Feb. 14, 2022 USD ($)	Feb. 09, 2022 USD ($) $ / shares shares	Dec. 29, 2021 USD ($) $ / shares shares	Dec. 17, 2021 USD ($) shares	Sep. 16, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Nov. 07, 2022 shares	Oct. 28, 2022 shares	Dec. 31, 2020 $ / shares shares	Aug. 26, 2020 $ / shares shares	Nov. 15, 2018 $ / shares shares	Nov. 09, 2015 USD ($) $ / shares shares
Purchase of warrants			63,000								126,000	21,000
Exercise Price | $ / shares		$ 0.01	$ 0.01					$ 0.01
Change in fair value of warrant liabilities | $										$ 497,759
Warrants and Rights Outstanding						0.75
Short Term borrowings | $	$ 3,347,374								$ 3,347,374	1,731,881						$ 250,000
Warrants expired														Aug. 26, 2027
Issuance of ordinary shares from conversion and exercise of warrants, shares	547,445		40,000
Issuance of ordinary shares from conversion and exercise of warrants | $			$ 1,002,100				$ 191,466		$ 2,100
Warrants to purchase shares of stock			210,000
Two Founders [Member]
Purchase of warrants																522
Exercise Price | $ / shares																$ 86.71
September Promissory Note [Member]
Fair value warrants | $								$ 2,692,396
Change in fair value of warrant liabilities | $				$ 56,758				1,192,396
December Promissory Note [Member]
Fair value warrants | $						$ 2,756,669
Change in fair value of warrant liabilities | $				$ 71,293		$ 1,636,669				$ 1,636,669
Securities Purchase Agreement [Member]
Warrant value | $		$ 3,391,452						$ 2,700,000
Securities Purchase Agreement [Member] | Private Placement [Member]
Issuance of ordinary shares from conversion and exercise of warrants | $					$ 3,500,000
Series A3 Preferred Stock [Member]
Purchase of warrants						2,376,439		1,891,928
Exercise Price | $ / shares						$ 1.125		$ 1.125
Fair value warrants | $						$ 1,758,565		$ 1,703,782
Series B Preferred Stock [Member]
Purchase of warrants						2,376,439		1,891,928
Exercise Price | $ / shares						$ 1.125		$ 1.125
Series Seed Preferred Warrants [Member]
Exercise Price | $ / shares															$ 18.00
Series Seed Preferred Warrants [Member] | Maximum [Member]
Purchase of warrants															4,165
Series A2 Preferred Stock [Member]
Purchase of warrants													441,605	441,605
Exercise Price | $ / shares													$ 0.43	$ 0.43
Issuance of ordinary shares from conversion and exercise of warrants, shares							441,605
Series A Warrant [Member]
Purchase of warrants					738,985
Exercise Price | $ / shares					$ 33.00
Warrants conversion price | $ / shares	$ 0.779								$ 0.779
Warrants converted into ordinary shares									1,709
Series A Warrant [Member] | Securities Purchase Agreement [Member]
Purchase of warrants					106,061
Series B Warrant [Member]
Purchase of warrants					738,985
Exercise Price | $ / shares					$ 26.40
Warrants conversion price | $ / shares	0.816								$ 0.816
Series C Warrant [Member]
Purchase of warrants					738,985
Exercise Price | $ / shares					$ 16.50
Warrants conversion price | $ / shares	0.888								$ 0.888
Warrants converted into ordinary shares									25,024
Series D Warrant [Member]
Purchase of warrants					738,985
Exercise Price | $ / shares					$ 24.75
Warrants conversion price | $ / shares	$ 0.826								$ 0.826
Warrants converted into ordinary shares									24,601
Restricted Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Issuance of ordinary shares from conversion and exercise of warrants, shares					1,060,606
Warrant [Member]
Purchase of warrants						2,376,439		1,891,928
Fair value warrants | $						$ 2,756,669		$ 2,692,396
Warrant [Member] | Series A3 Preferred Stock [Member]
Fair value warrants | $						$ 998,104		$ 988,614
Warrant [Member] | Series B Preferred Stock [Member]
Purchase of warrants								1,090,909
Common Stock [Member] | Series D Warrant [Member]
Warrants converted into ordinary shares									20,320
Common Stock [Member] | Series A Warrants [Member]
Warrants converted into ordinary shares									1,331
Common Stock [Member] | Series C Warrants [Member]
Warrants converted into ordinary shares									22,221